Income Taxes (Tables)	12 Months Ended
Jan. 31, 2014
Income Taxes:
Schedule of Components of Income Tax Expense (Benefit)

Components of deferred tax assets are as follows:

	January 31, 2014	January 31, 2013
Net deferred tax assets – non-current:
Expected income tax benefit from NOL carry-forwards	204,711	32,331
Less valuation allowance	(204,711)	(32,331)

Deferred tax assets, net of valuation allowance	$-	$-

Schedule of Effective Income Tax Rate Reconciliation

A reconciliation of the federal statutory income tax rate and the effective income tax rate as a percentage of income before income taxes is as follows:

	For the Reporting Period Ended January 31, 2014	For the Reporting Period Ended January 31, 2013

Federal statutory income tax rate	34.0%	34.0%
Change in valuation allowance on net operating loss carry-forwards	(34.0)	(34.0)

Effective income tax rate	0.0%	0.0%